Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued project costs and royalties	SFr 1,827	SFr 2,167
Accrued payroll and bonuses	5,012	4,763
Other	708	571
Accrued expenses	SFr 7,547	SFr 7,501